Document and Entity Information	12 Months Ended
Apr. 30, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Dec 31, 2012
Registrant Name	Midas Series Trust
Central Index Key	0000770200
Amendment Flag	false
Document Creation Date	Apr 30, 2013
Document Effective Date	Apr 30, 2013
Prospectus Date	Apr 30, 2013

Midas Perpetual Portfolio
MIDAS PERPETUAL PORTFOLIO
INVESTMENT OBJECTIVE
The Fund seeks to preserve and increase the purchasing power value of its shares over the long term.
FEES AND EXPENSES OF THE FUND
The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Midas Perpetual Portfolio
Maximum Sales Charge (Load) Imposed on Purchases	none
Maximum Deferred Sales Charge (Load)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	none
Redemption Fee on shares redeemed within 30 days of purchase	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Midas Perpetual Portfolio
Management Fees		0.50%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses		2.23%
Acquired Fund Fees and Expenses		0.08%
Total Annual Fund Operating Expenses	[1]	3.06%
[1]	The total annual fund operating expenses listed above do not correlate to the ratio of expenses to average net assets listed in the "Financial Highlights" on page 28, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

EXAMPLE:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	One Year	Three Years	Five Years	Ten Years
Midas Perpetual Portfolio	309	945	1,606	3,374

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was less than 1% of the average value of its portfolio.
INVESTMENTS, RISKS, AND PERFORMANCE Principal Investment Strategies of the Fund
In pursuit of its investment objective, the Fund normally seeks to invest in the following investment categories in accordance with following Target Percentages, subject to certain quarterly and other adjustments (Target Percentage in parentheses):  gold (20%); silver (10%); Swiss franc assets (20%); hard asset securities (25%); and large capitalization growth stocks (25%).  Pending investment or if the Fund’s investment manager determines that market conditions warrant, the Fund may hold money market funds, money market instruments, bank deposits, investment grade, short term corporate bonds and banker’s acceptances, and similar investments without limit.  The Fund may also make these investments for temporary defensive purposes.  Accordingly, from to time, the Fund’s actual percentage of its total assets invested in a given investment category may vary from its Target Percentage, sometimes substantially.

Subsequent to each calendar quarter end the Fund’s investment manager normally compares the Fund’s actual percentage of investments in a given category with the Target Percentage for that category, and may adjust the Fund’s investments to more closely align the actual percentage to the Target Percentage in cases where the variance is greater than one-tenth.  Also, from time to time, the Fund may use leverage to increase its investment in large capitalization growth stocks to the extent permitted under the Investment Company Act of 1940, as amended (the “1940 Act”).  See “Investment Objectives, Principal Investment Strategies, Related Risks, and Disclosure of Portfolio Holdings” below for more information.

Gold and silver investments include bullion, bullion type coins, and shares of exchange traded funds that invest therein (“ETFs”). From time to time, mining company shares may be used to achieve target allocations in gold and silver if deemed attractive for tax planning or other purposes. Swiss franc assets consist of deposits of Swiss francs at Swiss or non-Swiss banks and the bonds and other securities of the federal government of Switzerland. Hard asset securities (e.g., common and preferred stocks, bonds, convertible securities, etc.) typically include those of U.S. and foreign companies dealing primarily in real estate (such as timberland, ranching and farm land, raw land, and land with improvements and structures) and natural resources (such as oil, gas, coal, precious and non-precious metals, and minerals). Large capitalization growth stocks normally include U.S. and foreign companies with market capitalizations over $50 billion which the investment manager believes may experience growth in revenues, earnings, or other similar measures and may include options, warrants, and similar derivatives on such stocks. The Fund may trade securities actively in pursuit of its investment objective. The Fund also may lend its portfolio securities to brokers, dealers, and other financial institutions.
Principal Risks of Investing in the Fund
An investment in the Fund is not a bank deposit.  It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.  It is not a complete investment program and you could lose money by investing in the Fund.

Market.  The market risks associated with investing in the Fund are those related to fluctuations in the value of the investments in the Fund’s portfolio.  A risk of investing in stocks, bonds, gold and silver, and other investments is that their value will go up and down reflecting market movements and you could lose money.  Certain unanticipated events, such as natural disasters, terrorism, war, and other geopolitical events, can have a dramatic adverse effect on the investments held by the Fund.

Non-Diversification.  The Fund is non-diversified, which means that it is not limited by the 1940 Act in the proportion of its assets that may be invested in the obligations of a single issuer.  As a result, the Fund may hold a smaller number of issuers than if it were diversified.  Investing in a non-diversified fund could involve more risk than investing in a fund that holds a broader range of securities because changes in the financial condition of a single issuer could cause greater fluctuation in a non-diversified fund’s total returns.

Investments in Gold and Silver.  Investments in gold and silver are considered speculative.  The Fund’s investments can be significantly affected by developments in the precious metals industries and are linked to the prices of gold and silver.  These prices can be influenced by a variety of global economic, financial, and political factors and may fluctuate substantially over short periods of time and be more volatile than other types of investments.  Economic, political, or other conditions affecting one or more of the major sources of gold and silver could have a substantial effect on supply and demand in countries throughout the world.  Additionally, the majority of such producers are domiciled in a limited number of countries.  Moreover, under the federal tax law, the Fund may not earn more than 10% of its annual gross income from gains resulting from selling gold and silver and certain other non-securities related sources.  Accordingly, the Fund may be required to hold gold and silver or to sell them at a loss, or to sell securities at a gain, when for investment reasons it would not otherwise do so.

Investment Companies and ETFs.  Subject to the limitations set forth in the 1940 Act, or as otherwise permitted by the SEC, the Fund may acquire shares in other investment companies and in ETFs.  The ETFs in which the Fund may invest will generally have investment exposure to gold and silver which may subject them to greater volatility than investments in traditional securities.  The market value of the shares of other investment companies and ETFs may differ from their net asset value (“NAV”).  As an investor in investment companies and ETFs, the Fund would bear its ratable share of that entity’s expenses, including its investment management and administration fees, while continuing to pay its own investment management and administration fees and other expenses.  As a result, shareholders will be absorbing duplicate levels of fees with respect to investments in other investment companies and ETFs.

Natural Resource Companies.  Natural resource companies can be significantly affected by the supply of and demand for the produced commodities and related services, exploration and production spending and success, government regulations and taxes, international political developments, and economic conditions.  The operations and financial performance of natural resources companies may be directly affected by the prices of the produced commodities, especially those natural resources companies whose reserves of the commodities are significant assets.   The value of securities issued by natural resources companies may also be affected by changes in overall market movements, changes in interest rates, or factors affecting a particular industry or commodity, such as weather, embargoes, tariffs, policies of commodity cartels, and international economic, political, and regulatory developments.  It is possible that the performance of securities of natural resources companies may lag the performance of other industries or the broader market as a whole. The prices of natural resources company stocks may exhibit greater price volatility than other types of stocks.

Depletion and Exploration Risk.  To maintain or increase their revenue level, natural resource companies or their customers need to maintain or expand their reserves and production through exploration, development, acquisitions, or other methods.  The financial performance of natural resources companies may be adversely affected if they, or the companies to whom they provide products or services, are unable to cost-effectively expand reserves or production sufficiently to replace current depletion.

Gold and Silver Mining Company Risk.  The profitability of companies involved in gold and silver mining and related activities is significantly affected by changes in the market price of gold and silver.  Gold and silver mining companies also face risks related to their operations that may affect overall profitability.  These risks include the uncertainty and cost of mineral exploration and acquisitions and the uncertainties and unexpected problems and delays in developing mines.  In addition, the business of gold and silver mining is subject to numerous risks that could adversely impact such companies.  These risks include environmental hazards, industrial accidents, underground fires, labor disputes, unexpected geological formations, availability of appropriately skilled persons, unanticipated ground and water conditions, fall of ground accidents, legal and regulatory restrictions, and seismic activity.

Foreign Investments.  Investments in the securities of foreign issuers involve certain considerations and risks not ordinarily associated with investments in securities of domestic issuers.  Foreign companies are not generally subject to the same accounting, auditing, and financial standards and requirements as those applicable to U.S. companies.  There may be less publicly available information about a foreign company than a U.S. company.  Investments in foreign securities could expose the Fund to the direct or indirect consequences of political, social, or economic changes in the countries that issue the securities or in which the issuers are located.  With respect to certain countries, there are risks of expropriation, confiscatory taxation, political or social instability, or diplomatic developments that could affect assets of the Fund held in those foreign countries.  If the value of any foreign currency in which the Fund’s investments are denominated declines relative to the U.S. dollar, the value of the Fund’s investments is expected to decline proportionately.  In addition, a portfolio that includes foreign securities can expect to have a higher expense ratio because of the increased transaction costs on non-U.S. securities markets and the increased costs of maintaining the custody of foreign securities.

Leverage.  The Fund may use leverage to the extent permitted under the 1940 Act.  Leveraging (buying securities using borrowed money) exaggerates the effect on NAV of any increase or decrease in the market value of the Fund’s investments.  Money the Fund borrows for leveraging is limited to 33 1/3% of the value of its total assets.  These borrowings would be subject to interest costs that may or may not be recovered by appreciation of the securities purchased.  There can be no assurance that the Fund’s use of leverage will be successful.

Security Selection.  The securities in the Fund’s portfolio may decline in value.  The investment manager could be wrong in its analysis of industries, companies, economic trends, the relative attractiveness of different securities, or other matters.

Securities Lending.  Any decline in the value of a portfolio security that occurs while the security is out on loan is borne by the Fund, and will adversely affect performance.  Also, there may be delays in recovery of securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially while holding the security.

In-Kind Redemptions.  The Fund may require redeeming shareholders to accept readily tradable gold,  silver, bullion or coins, ETF shares or other Fund holdings in complete or partial payment of redemptions.

Fixed Income Securities.  The Fund may invest in fixed income securities that are affected by changes in interest rates.  When interest rates rise, the prices of fixed income securities typically fall in proportion to their maturities.  Fixed income securities are also subject to credit risk, i.e., the risk that an issuer of securities will be unable to pay principal and interest when due or that the value of the security will suffer because investors believe the issuer is less able to pay.  Many fixed income securities, especially those issued at high interest rates, provide that the issuer may repay them early.  If issuers exercise this right, holders of these types of callable securities may not benefit fully from the increase in value that other fixed income securities experience when rates decline.  Although the Fund may invest in fixed income securities of any credit quality or maturity, it has no current intention of investing more than 5% of its total assets in fixed income securities rated less than investment grade.

Swiss Franc Assets.  The Swiss franc is subject to the risk that inflation will decrease in the United States or rise in Switzerland.  Swiss government bonds are subject to some risk of default.

Real Estate Investment Trusts and Other Real Estate Companies.  Real estate investment trusts (“REITs”) and other real estate company securities are subject to, among other risks:  declines in property values; defaults by mortgagors or other borrowers and tenants; increases in property taxes and other operating expenses; overbuilding; fluctuations in rental income; changes in interest rates; lack of availability of mortgage funds or financing; extended vacancies of properties; changes in tax and regulatory requirements; losses due to environmental liabilities; or casualty or condemnation losses.  REITs also are dependent upon management skills and are subject to heavy cash flow dependency, self-liquidation, and the possibility of failing to qualify for “pass-through” of income under the federal tax law.

Pricing.  If market conditions make it difficult to value some investments, the Fund may value these investments using more subjective methods, such as fair value pricing.  In such cases, the value determined for an investment could be different than the value realized upon such investment’s sale.  As a result, you could pay more than the market value when buying Fund shares or receive less than the market value when selling Fund shares.

Active Trading. The Fund may trade securities actively. This strategy could increase transaction costs, reduce performance, and result in increased taxable distributions, which could lower a Fund’s after tax performance.
Past Performance
The following bar chart provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.  The following table compares the Fund’s average annual returns for the 1, 5, and 10 year periods with appropriate broad based securities market indices.    The Lipper Mixed Asset Target Allocation Moderate Index (“LMTAMI”) is an equally weighted average of the managed mixed-asset target allocation moderate funds tracked by Lipper which reflects certain of the market sectors in which the Fund may invest.    Past performance (before and after taxes) is not predictive of future performance.

Prior to December 29, 2008, the Fund (formerly known as Midas Dollar Reserves, Inc.) operated as a money market fund and invested exclusively in securities issued by the U.S. Government, its agencies and instrumentalities. On December 29, 2008, the Fund changed its name from Midas Dollar Reserves, Inc. to Midas Perpetual Portfolio, Inc. and began operating as a fluctuating net asset value fund with the investment objective, strategies, and risks above.
MIDAS PERPETUAL PORTFOLIO – Year-by-year total return as of 12/31 each year (%)

Best Quarter: 7/1/09 - 9/30/09 7.69% Worst Quarter: 4/1/12 – 6/30/12 (3.88)%
AVERAGE ANNUAL TOTAL RETURNS For the periods ended December 31, 2012
Average Annual Total Returns	1 Year	5 Years	10 Years
Midas Perpetual Portfolio	4.92%	7.24%	4.58%
Midas Perpetual Portfolio Return After Taxes on Distributions	4.92%	6.83%	4.02%
Midas Perpetual Portfolio Return After Taxes on Distributions and Sale of Fund Shares	3.20%	6.15%	3.69%
Midas Perpetual Portfolio S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	16.00%	1.66%	7.10%
Midas Perpetual Portfolio LMTAMI	11.74%	2.52%	6.27%

The Fund’s returns shown above include the effect of reinvesting dividends and capital gain distributions. After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Because actual after tax returns depend on a shareholder’s tax situation, returns may vary from those shown. After tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Midas Series Trust
Prospectus Date	rr_ProspectusDate	Apr 30, 2013
Midas Perpetual Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	MIDAS PERPETUAL PORTFOLIO
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to preserve and increase the purchasing power value of its shares over the long term.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was less than 1% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	1.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The total annual fund operating expenses listed above do not correlate to the ratio of expenses to average net assets listed in the “Financial Highlights” on page 28, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	INVESTMENTS, RISKS, AND PERFORMANCE Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	In pursuit of its investment objective, the Fund normally seeks to invest in the following investment categories in accordance with following Target Percentages, subject to certain quarterly and other adjustments (Target Percentage in parentheses): gold (20%); silver (10%); Swiss franc assets (20%); hard asset securities (25%); and large capitalization growth stocks (25%). Pending investment or if the Fund’s investment manager determines that market conditions warrant, the Fund may hold money market funds, money market instruments, bank deposits, investment grade, short term corporate bonds and banker’s acceptances, and similar investments without limit. The Fund may also make these investments for temporary defensive purposes. Accordingly, from to time, the Fund’s actual percentage of its total assets invested in a given investment category may vary from its Target Percentage, sometimes substantially.

Subsequent to each calendar quarter end the Fund’s investment manager normally compares the Fund’s actual percentage of investments in a given category with the Target Percentage for that category, and may adjust the Fund’s investments to more closely align the actual percentage to the Target Percentage in cases where the variance is greater than one-tenth.  Also, from time to time, the Fund may use leverage to increase its investment in large capitalization growth stocks to the extent permitted under the Investment Company Act of 1940, as amended (the “1940 Act”).  See “Investment Objectives, Principal Investment Strategies, Related Risks, and Disclosure of Portfolio Holdings” below for more information.

		Gold and silver investments include bullion, bullion type coins, and shares of exchange traded funds that invest therein (“ETFs”). From time to time, mining company shares may be used to achieve target allocations in gold and silver if deemed attractive for tax planning or other purposes. Swiss franc assets consist of deposits of Swiss francs at Swiss or non-Swiss banks and the bonds and other securities of the federal government of Switzerland. Hard asset securities (e.g., common and preferred stocks, bonds, convertible securities, etc.) typically include those of U.S. and foreign companies dealing primarily in real estate (such as timberland, ranching and farm land, raw land, and land with improvements and structures) and natural resources (such as oil, gas, coal, precious and non-precious metals, and minerals). Large capitalization growth stocks normally include U.S. and foreign companies with market capitalizations over $50 billion which the investment manager believes may experience growth in revenues, earnings, or other similar measures and may include options, warrants, and similar derivatives on such stocks. The Fund may trade securities actively in pursuit of its investment objective. The Fund also may lend its portfolio securities to brokers, dealers, and other financial institutions.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	An investment in the Fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. It is not a complete investment program and you could lose money by investing in the Fund.

Market.  The market risks associated with investing in the Fund are those related to fluctuations in the value of the investments in the Fund’s portfolio.  A risk of investing in stocks, bonds, gold and silver, and other investments is that their value will go up and down reflecting market movements and you could lose money.  Certain unanticipated events, such as natural disasters, terrorism, war, and other geopolitical events, can have a dramatic adverse effect on the investments held by the Fund.

Non-Diversification.  The Fund is non-diversified, which means that it is not limited by the 1940 Act in the proportion of its assets that may be invested in the obligations of a single issuer.  As a result, the Fund may hold a smaller number of issuers than if it were diversified.  Investing in a non-diversified fund could involve more risk than investing in a fund that holds a broader range of securities because changes in the financial condition of a single issuer could cause greater fluctuation in a non-diversified fund’s total returns.

Investments in Gold and Silver.  Investments in gold and silver are considered speculative.  The Fund’s investments can be significantly affected by developments in the precious metals industries and are linked to the prices of gold and silver.  These prices can be influenced by a variety of global economic, financial, and political factors and may fluctuate substantially over short periods of time and be more volatile than other types of investments.  Economic, political, or other conditions affecting one or more of the major sources of gold and silver could have a substantial effect on supply and demand in countries throughout the world.  Additionally, the majority of such producers are domiciled in a limited number of countries.  Moreover, under the federal tax law, the Fund may not earn more than 10% of its annual gross income from gains resulting from selling gold and silver and certain other non-securities related sources.  Accordingly, the Fund may be required to hold gold and silver or to sell them at a loss, or to sell securities at a gain, when for investment reasons it would not otherwise do so.

Investment Companies and ETFs.  Subject to the limitations set forth in the 1940 Act, or as otherwise permitted by the SEC, the Fund may acquire shares in other investment companies and in ETFs.  The ETFs in which the Fund may invest will generally have investment exposure to gold and silver which may subject them to greater volatility than investments in traditional securities.  The market value of the shares of other investment companies and ETFs may differ from their net asset value (“NAV”).  As an investor in investment companies and ETFs, the Fund would bear its ratable share of that entity’s expenses, including its investment management and administration fees, while continuing to pay its own investment management and administration fees and other expenses.  As a result, shareholders will be absorbing duplicate levels of fees with respect to investments in other investment companies and ETFs.

Natural Resource Companies.  Natural resource companies can be significantly affected by the supply of and demand for the produced commodities and related services, exploration and production spending and success, government regulations and taxes, international political developments, and economic conditions.  The operations and financial performance of natural resources companies may be directly affected by the prices of the produced commodities, especially those natural resources companies whose reserves of the commodities are significant assets.   The value of securities issued by natural resources companies may also be affected by changes in overall market movements, changes in interest rates, or factors affecting a particular industry or commodity, such as weather, embargoes, tariffs, policies of commodity cartels, and international economic, political, and regulatory developments.  It is possible that the performance of securities of natural resources companies may lag the performance of other industries or the broader market as a whole. The prices of natural resources company stocks may exhibit greater price volatility than other types of stocks.

Depletion and Exploration Risk.  To maintain or increase their revenue level, natural resource companies or their customers need to maintain or expand their reserves and production through exploration, development, acquisitions, or other methods.  The financial performance of natural resources companies may be adversely affected if they, or the companies to whom they provide products or services, are unable to cost-effectively expand reserves or production sufficiently to replace current depletion.

Gold and Silver Mining Company Risk.  The profitability of companies involved in gold and silver mining and related activities is significantly affected by changes in the market price of gold and silver.  Gold and silver mining companies also face risks related to their operations that may affect overall profitability.  These risks include the uncertainty and cost of mineral exploration and acquisitions and the uncertainties and unexpected problems and delays in developing mines.  In addition, the business of gold and silver mining is subject to numerous risks that could adversely impact such companies.  These risks include environmental hazards, industrial accidents, underground fires, labor disputes, unexpected geological formations, availability of appropriately skilled persons, unanticipated ground and water conditions, fall of ground accidents, legal and regulatory restrictions, and seismic activity.

Foreign Investments.  Investments in the securities of foreign issuers involve certain considerations and risks not ordinarily associated with investments in securities of domestic issuers.  Foreign companies are not generally subject to the same accounting, auditing, and financial standards and requirements as those applicable to U.S. companies.  There may be less publicly available information about a foreign company than a U.S. company.  Investments in foreign securities could expose the Fund to the direct or indirect consequences of political, social, or economic changes in the countries that issue the securities or in which the issuers are located.  With respect to certain countries, there are risks of expropriation, confiscatory taxation, political or social instability, or diplomatic developments that could affect assets of the Fund held in those foreign countries.  If the value of any foreign currency in which the Fund’s investments are denominated declines relative to the U.S. dollar, the value of the Fund’s investments is expected to decline proportionately.  In addition, a portfolio that includes foreign securities can expect to have a higher expense ratio because of the increased transaction costs on non-U.S. securities markets and the increased costs of maintaining the custody of foreign securities.

Leverage.  The Fund may use leverage to the extent permitted under the 1940 Act.  Leveraging (buying securities using borrowed money) exaggerates the effect on NAV of any increase or decrease in the market value of the Fund’s investments.  Money the Fund borrows for leveraging is limited to 33 1/3% of the value of its total assets.  These borrowings would be subject to interest costs that may or may not be recovered by appreciation of the securities purchased.  There can be no assurance that the Fund’s use of leverage will be successful.

Security Selection.  The securities in the Fund’s portfolio may decline in value.  The investment manager could be wrong in its analysis of industries, companies, economic trends, the relative attractiveness of different securities, or other matters.

Securities Lending.  Any decline in the value of a portfolio security that occurs while the security is out on loan is borne by the Fund, and will adversely affect performance.  Also, there may be delays in recovery of securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially while holding the security.

In-Kind Redemptions.  The Fund may require redeeming shareholders to accept readily tradable gold,  silver, bullion or coins, ETF shares or other Fund holdings in complete or partial payment of redemptions.

Fixed Income Securities.  The Fund may invest in fixed income securities that are affected by changes in interest rates.  When interest rates rise, the prices of fixed income securities typically fall in proportion to their maturities.  Fixed income securities are also subject to credit risk, i.e., the risk that an issuer of securities will be unable to pay principal and interest when due or that the value of the security will suffer because investors believe the issuer is less able to pay.  Many fixed income securities, especially those issued at high interest rates, provide that the issuer may repay them early.  If issuers exercise this right, holders of these types of callable securities may not benefit fully from the increase in value that other fixed income securities experience when rates decline.  Although the Fund may invest in fixed income securities of any credit quality or maturity, it has no current intention of investing more than 5% of its total assets in fixed income securities rated less than investment grade.

Swiss Franc Assets.  The Swiss franc is subject to the risk that inflation will decrease in the United States or rise in Switzerland.  Swiss government bonds are subject to some risk of default.

Real Estate Investment Trusts and Other Real Estate Companies.  Real estate investment trusts (“REITs”) and other real estate company securities are subject to, among other risks:  declines in property values; defaults by mortgagors or other borrowers and tenants; increases in property taxes and other operating expenses; overbuilding; fluctuations in rental income; changes in interest rates; lack of availability of mortgage funds or financing; extended vacancies of properties; changes in tax and regulatory requirements; losses due to environmental liabilities; or casualty or condemnation losses.  REITs also are dependent upon management skills and are subject to heavy cash flow dependency, self-liquidation, and the possibility of failing to qualify for “pass-through” of income under the federal tax law.

Pricing.  If market conditions make it difficult to value some investments, the Fund may value these investments using more subjective methods, such as fair value pricing.  In such cases, the value determined for an investment could be different than the value realized upon such investment’s sale.  As a result, you could pay more than the market value when buying Fund shares or receive less than the market value when selling Fund shares.

		Active Trading. The Fund may trade securities actively. This strategy could increase transaction costs, reduce performance, and result in increased taxable distributions, which could lower a Fund’s after tax performance.
Risk Lose Money [Text]	rr_RiskLoseMoney	It is not a complete investment program and you could lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification. The Fund is non-diversified, which means that it is not limited by the 1940 Act in the proportion of its assets that may be invested in the obligations of a single issuer. As a result, the Fund may hold a smaller number of issuers than if it were diversified. Investing in a non-diversified fund could involve more risk than investing in a fund that holds a broader range of securities because changes in the financial condition of a single issuer could cause greater fluctuation in a non-diversified fund’s total returns.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The following table compares the Fund’s average annual returns for the 1, 5, and 10 year periods with appropriate broad based securities market indices. The Lipper Mixed Asset Target Allocation Moderate Index (“LMTAMI”) is an equally weighted average of the managed mixed-asset target allocation moderate funds tracked by Lipper which reflects certain of the market sectors in which the Fund may invest. Past performance (before and after taxes) is not predictive of future performance.

		Prior to December 29, 2008, the Fund (formerly known as Midas Dollar Reserves, Inc.) operated as a money market fund and invested exclusively in securities issued by the U.S. Government, its agencies and instrumentalities. On December 29, 2008, the Fund changed its name from Midas Dollar Reserves, Inc. to Midas Perpetual Portfolio, Inc. and began operating as a fluctuating net asset value fund with the investment objective, strategies, and risks above.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The Lipper Mixed Asset Target Allocation Moderate Index (“LMTAMI”) is an equally weighted average of the managed mixed-asset target allocation moderate funds tracked by Lipper which reflects certain of the market sectors in which the Fund may invest.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not predictive of future performance.
Bar Chart [Heading]	rr_BarChartHeading	MIDAS PERPETUAL PORTFOLIO – Year-by-year total return as of 12/31 each year (%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: 7/1/09 - 9/30/09 7.69% Worst Quarter: 4/1/12 – 6/30/12 (3.88)%
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS For the periods ended December 31, 2012
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	The Fund’s returns shown above include the effect of reinvesting dividends and capital gain distributions. After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Because actual after tax returns depend on a shareholder’s tax situation, returns may vary from those shown. After tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts.
Midas Perpetual Portfolio | Midas Perpetual Portfolio
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee on shares redeemed within 30 days of purchase	rr_RedemptionFeeOverRedemption	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	2.23%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.08%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.06% [1]
One Year	rr_ExpenseExampleYear01	309
Three Years	rr_ExpenseExampleYear03	945
Five Years	rr_ExpenseExampleYear05	1,606
Ten Years	rr_ExpenseExampleYear10	3,374
2003	rr_AnnualReturn2003	0.15%
2004	rr_AnnualReturn2004	0.29%
2005	rr_AnnualReturn2005	1.61%
2006	rr_AnnualReturn2006	3.88%
2007	rr_AnnualReturn2007	4.00%
2008	rr_AnnualReturn2008	1.22%
2009	rr_AnnualReturn2009	17.03%
2010	rr_AnnualReturn2010	13.04%
2011	rr_AnnualReturn2011	0.96%
2012	rr_AnnualReturn2012	4.92%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	7.69%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2012
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.88%)
1 Year	rr_AverageAnnualReturnYear01	4.92%
5 Years	rr_AverageAnnualReturnYear05	7.24%
10 Years	rr_AverageAnnualReturnYear10	4.58%
Midas Perpetual Portfolio | Return After Taxes on Distributions | Midas Perpetual Portfolio
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.92%
5 Years	rr_AverageAnnualReturnYear05	6.83%
10 Years	rr_AverageAnnualReturnYear10	4.02%
Midas Perpetual Portfolio | Return After Taxes on Distributions and Sale of Fund Shares | Midas Perpetual Portfolio
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.20%
5 Years	rr_AverageAnnualReturnYear05	6.15%
10 Years	rr_AverageAnnualReturnYear10	3.69%
Midas Perpetual Portfolio | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.00%
5 Years	rr_AverageAnnualReturnYear05	1.66%
10 Years	rr_AverageAnnualReturnYear10	7.10%
Midas Perpetual Portfolio | LMTAMI
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.74%
5 Years	rr_AverageAnnualReturnYear05	2.52%
10 Years	rr_AverageAnnualReturnYear10	6.27%

[1]	The total annual fund operating expenses listed above do not correlate to the ratio of expenses to average net assets listed in the "Financial Highlights" on page 28, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

Midas Fund
MIDAS FUND
INVESTMENT OBJECTIVE
The Fund seeks primarily capital appreciation and protection against inflation and, secondarily, current income.
FEES AND EXPENSES OF THE FUND
The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Midas Fund
Maximum Sales Charge (Load) Imposed on Purchases	none
Maximum Deferred Sales Charge (Load)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	none
Redemption Fee on shares redeemed within 30 days of purchase	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Midas Fund
Management Fees	1.00%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	1.69%
Total Annual Fund Operating Expenses	2.94%

EXAMPLE:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	One Year	Three Years	Five Years	Ten Years
Midas Fund	297	910	1,548	3,261

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 12% of the average value of its portfolio.
INVESTMENTS, RISKS, AND PERFORMANCE Principal Investment Strategies of the Fund
In pursuit of its investment objectives, the Fund invests at least 65% of its total assets in (i) securities (e.g., common and preferred stocks, bonds, convertible securities, etc.) of companies primarily involved, directly or indirectly, in the business of mining, processing, fabricating, distributing or otherwise dealing in gold, silver, platinum or other natural resources (“Natural Resources Companies”) and (ii) gold, silver, and platinum bullion. Up to 35% of the Fund’s total assets may be invested in securities of companies that derive a portion of their gross revenues, directly or indirectly, from the business of mining, processing, fabricating, distributing, or otherwise dealing in gold, silver, platinum, or other natural resources, in securities of selected growth companies, and fixed income securities of any issuer, including U.S. Government Securities, of any credit quality or maturity, although the Fund has no current intention of investing more than 5% of its total assets in fixed income securities rated less than investment grade. The Fund may invest in domestic and foreign companies of any size. The investment manager seeks companies that it believes have attractive fundamentals and often looks at company characteristics such as people, projects, and pricing. A security is typically sold when its potential to meet the Fund’s investment objective is limited or exceeded by another potential investment opportunity, when an investment in an issuer no longer appears to meet the Fund’s investment objectives, or when the Fund must meet redemptions. In seeking to enhance returns, the Fund may use futures, options, and short sales, and may use leverage to the extent permitted under the 1940 Act. The Fund concentrates its investments by investing at least 25% of its total assets in Natural Resources Companies. The Fund may trade securities actively in pursuit of its investment objective. The Fund also may lend its portfolio securities to brokers, dealers, and other financial institutions.
Principal Risks of Investing in the Fund
An investment in the Fund is not a bank deposit.  It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.  It is not a complete investment program and you could lose money investing in the Fund.

Market.  The market risks associated with investing in the Fund are those related to fluctuations in the value of the investments in the Fund’s portfolio.  A risk of investing in stocks, precious metals, and other investments is that their value will go up and down reflecting market movements and you could lose money.  The Fund may invest in emerging companies, such as start ups and spin offs, and special situations, which include companies undergoing unusual or possibly one time developments such as reorganizations or liquidations.  These investments may involve above average market price volatility and greater risk of loss.  Certain unanticipated events, such as natural disasters, terrorism, war, and other geopolitical events, can have a dramatic adverse effect on the investments held by the Fund.

Concentration.  The Fund is subject to industry concentration risk, which is the risk that the Fund’s performance can be significantly affected by developments in the precious metals and natural resources industries.

Investments in Gold, Silver, Platinum, and Other Precious Metals.  Investment in gold, silver, platinum, and other precious metals are considered speculative.  The Fund’s investments can be significantly affected by developments in the precious metals industry and are linked to the prices of gold, silver, platinum, and other precious metals.  These prices can be influenced by a variety of global economic, financial, and political factors and may fluctuate substantially over short periods of time and be more volatile than other types of investments.  Economic, political, or other conditions affecting one or more of the major sources of gold, silver, platinum, or other precious metals could have a substantial effect on supply and demand in countries throughout the world.  Additionally, the majority of such producers are domiciled in a limited number of countries.  Moreover, under the federal tax law, the Fund may not earn more than 10% of its annual gross income from gains resulting from selling precious metals and certain other non-securities related sources.  Accordingly, the Fund may be required to hold precious metals or to sell them at a loss, or to sell securities at a gain, when for investment reasons it would not otherwise do so.

Natural Resource Companies.  Natural resource companies can be significantly affected by the supply of and demand for the produced commodities and related services, exploration and production spending and success, government regulations and taxes, international political developments, and economic conditions.  The operations and financial performance of natural resources companies may be directly affected by the prices of the produced commodities, especially those natural resources companies whose reserves of the commodities are significant assets.   The value of securities issued by natural resources companies may also be affected by changes in overall market movements, changes in interest rates, or factors affecting a particular industry or commodity, such as weather, embargoes, tariffs, policies of commodity cartels, and international economic, political, and regulatory developments.  It is possible that the performance of securities of natural resources companies may lag the performance of other industries or the broader market as a whole. The prices of natural resources company stocks may exhibit greater price volatility than other types of stocks.

Depletion and Exploration Risk.  To maintain or increase their revenue level, natural resource companies or their customers need to maintain or expand their reserves and production through exploration, development, acquisitions, or other methods.  The financial performance of natural resources companies may be adversely affected if they, or the companies to whom they provide products or services, are unable to cost-effectively expand reserves or production sufficiently to replace current depletion.

Precious Metals Mining Company Risk.  The profitability of companies involved in precious metals mining and related activities is significantly affected by changes in the market prices of precious metals.  Precious metals mining companies also face risks related to their operations that may affect overall profitability.  These risks include the uncertainty and cost of mineral exploration and acquisitions and the uncertainties and unexpected problems and delays in developing mines.  In addition, the business of precious metals mining is subject to numerous risks that could adversely impact such companies.  These risks include environmental hazards, industrial accidents, underground fires, labor disputes, unexpected geological formations, availability of appropriately skilled persons, unanticipated ground and water conditions, fall of ground accidents, legal and regulatory restrictions, and seismic activity.

Foreign Investments.  Investments in the securities of foreign issuers involve certain considerations and risks not ordinarily associated with investments in securities of domestic issuers.  Foreign companies are not generally subject to the same accounting, auditing, and financial standards and requirements as those applicable to U.S. companies.  There may be less publicly available information about a foreign company than a U.S. company.  Investments in foreign securities could expose the Fund to the direct or indirect consequences of political, social, or economic changes in the countries that issue the securities or in which the issuers are located.  With respect to certain countries, there are risks of expropriation, confiscatory taxation, political or social instability, or diplomatic developments that could affect assets of the Fund held in those foreign countries.  If the value of any foreign currency in which the Fund’s investments are denominated declines relative to the U.S. dollar, the value of the Fund’s investments is expected to decline proportionately.  In addition, a portfolio that includes foreign securities can expect to have a higher expense ratio because of the increased transaction costs on non-U.S. securities markets and the increased costs of maintaining the custody of foreign securities.

Pricing.  If market conditions make it difficult to value some investments, the Fund may value these investments using more subjective methods, such as fair value pricing.  In such cases, the value determined for an investment could be different than the value realized upon such investment’s sale.  As a result, you could pay more than the market value when buying Fund shares or receive less than the market value when selling Fund shares.

Non-Diversification.  The Fund is non-diversified, which means that it is not limited by the 1940 Act in the proportion of its assets that may be invested in the obligations of a single issuer.  As a result, the Fund may hold a smaller number of issuers than if it were diversified.  Investing in a non-diversified fund could involve more risk than investing in a fund that holds a broader range of securities because changes in the financial condition of a single issuer could cause greater fluctuation in the fund’s total returns.

Small Capitalization.  The Fund may invest in companies that are small or thinly capitalized and may have a limited operating history.  Small capitalization stocks are more vulnerable than stocks of larger companies to adverse business or economic developments.  The securities of small companies generally are less liquid.  During broad market downturns, the Fund’s NAV may fall further than those of funds investing in larger companies.  Full development of small capitalization companies takes time, and for this reason, among others, the Fund should be considered a long term investment and not a vehicle for seeking short term profit.

Medium and Large Capitalization.  Compared to smaller companies, medium and large-cap companies may be less responsive to changes and opportunities.  At times, the stocks of larger companies may lag other types of stocks in performance.  Compared to larger companies, medium companies may have a shorter history of operations, and may have limited product lines, markets or financial resources.

Leverage.  The Fund may use leverage to the extent permitted under the 1940 Act.  Leveraging (buying securities using borrowed money) exaggerates the effect on NAV of any increase or decrease in the market value of the Fund’s investments.  Money the Fund borrows for leveraging is limited to 33 1/3% of the value of its total assets.  These borrowings would be subject to interest costs that may or may not be recovered by appreciation of the securities purchased.  There can be no assurance that the Fund’s use of leverage will be successful.

Short Selling, Options, and Futures Transactions.  The Fund may engage in short selling, options, and futures transactions to increase returns.  There is a risk that these transactions may reduce returns or increase volatility.  In addition, derivatives, such as options and futures, can be illiquid and highly sensitive to changes in their underlying security, interest rate or index, and as a result can be highly volatile.  A small investment in certain derivatives could have a potentially large impact on the Fund’s performance.

Security Selection.  The securities in the Fund’s portfolio may decline in value.  The investment manager could be wrong in its analysis of industries, companies, economic trends, the relative attractiveness of different securities, or other matters.

Securities Lending.  Any decline in the value of a portfolio security that occurs while the security is out on loan is borne by the Fund, and will adversely affect performance.  Also, there may be delays in recovery of securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially while holding the security.

Fixed Income Securities.  The Fund may invest in fixed income securities that are affected by changes in interest rates.  When interest rates rise, the prices of fixed income securities typically fall in proportion to their maturities.  Fixed income securities are also subject to credit risk, i.e., the risk that an issuer of securities will be unable to pay principal and interest when due or that the value of the security will suffer because investors believe the issuer is less able to pay.  Many fixed income securities, especially those issued at high interest rates, provide that the issuer may repay them early.  If issuers exercise this right, holders of these types of callable securities may not benefit fully from the increase in value that other fixed income securities experience when rates decline.

In-Kind Redemptions.  The Fund may require redeeming shareholders to accept readily tradable gold, silver, platinum, or other precious metals bullion, coins, ETF shares, or other Fund holdings in complete or partial payment of redemptions.

Active Trading. The Fund may trade securities actively. This strategy could increase transaction costs, reduce performance, and result in taxable distributions, which could lower a Fund’s after tax performance.
Past Performance
The following bar chart provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The following table compares the Fund’s average annual returns for the 1, 5, and 10 year periods with appropriate broad based securities market indices. The Morningstar Specialty Fund-Precious Metals Average (“PMA”) is an equally weighted average of the managed precious metals funds tracked by Morningstar which reflects the market sectors in which the Fund may invest. Past performance (before and after taxes) is not predictive of future performance.
MIDAS FUND – Year-by-year total return as of 12/31 each year (%)

Best Quarter: 7/1/12 – 9/30/12 28.94% Worst Quarter: 7/1/08 - 9/30/08 (41.51)%
AVERAGE ANNUAL TOTAL RETURNS For the periods ended December 31, 2012
Average Annual Total Returns	1 Year	5 Years	10 Years
Midas Fund	(27.45%)	(13.15%)	6.24%
Midas Fund Return After Taxes on Distributions	(27.45%)	(13.59%)	6.09%
Midas Fund Return After Taxes on Distributions and Sale of Fund Shares	(17.84%)	(10.83%)	5.49%
Midas Fund S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	16.00%	1.66%	7.10%
Midas Fund PMA (reflects no deduction for fees, expenses, or taxes)	(8.70%)	1.96%	12.83%

The Fund’s returns shown above include the effect of reinvesting dividends and capital gain distributions. After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period. A higher after tax return can occur when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. Because actual after tax returns depend on a shareholder’s tax situation, returns may vary from those shown. After tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Midas Series Trust
Prospectus Date	rr_ProspectusDate	Apr 30, 2013
Midas Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	MIDAS FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks primarily capital appreciation and protection against inflation
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	and, secondarily, current income.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 12% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	12.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	INVESTMENTS, RISKS, AND PERFORMANCE Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	In pursuit of its investment objectives, the Fund invests at least 65% of its total assets in (i) securities (e.g., common and preferred stocks, bonds, convertible securities, etc.) of companies primarily involved, directly or indirectly, in the business of mining, processing, fabricating, distributing or otherwise dealing in gold, silver, platinum or other natural resources (“Natural Resources Companies”) and (ii) gold, silver, and platinum bullion. Up to 35% of the Fund’s total assets may be invested in securities of companies that derive a portion of their gross revenues, directly or indirectly, from the business of mining, processing, fabricating, distributing, or otherwise dealing in gold, silver, platinum, or other natural resources, in securities of selected growth companies, and fixed income securities of any issuer, including U.S. Government Securities, of any credit quality or maturity, although the Fund has no current intention of investing more than 5% of its total assets in fixed income securities rated less than investment grade. The Fund may invest in domestic and foreign companies of any size. The investment manager seeks companies that it believes have attractive fundamentals and often looks at company characteristics such as people, projects, and pricing. A security is typically sold when its potential to meet the Fund’s investment objective is limited or exceeded by another potential investment opportunity, when an investment in an issuer no longer appears to meet the Fund’s investment objectives, or when the Fund must meet redemptions. In seeking to enhance returns, the Fund may use futures, options, and short sales, and may use leverage to the extent permitted under the 1940 Act. The Fund concentrates its investments by investing at least 25% of its total assets in Natural Resources Companies. The Fund may trade securities actively in pursuit of its investment objective. The Fund also may lend its portfolio securities to brokers, dealers, and other financial institutions.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund concentrates its investments by investing at least 25% of its total assets in Natural Resources Companies.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	An investment in the Fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. It is not a complete investment program and you could lose money investing in the Fund.

Market.  The market risks associated with investing in the Fund are those related to fluctuations in the value of the investments in the Fund’s portfolio.  A risk of investing in stocks, precious metals, and other investments is that their value will go up and down reflecting market movements and you could lose money.  The Fund may invest in emerging companies, such as start ups and spin offs, and special situations, which include companies undergoing unusual or possibly one time developments such as reorganizations or liquidations.  These investments may involve above average market price volatility and greater risk of loss.  Certain unanticipated events, such as natural disasters, terrorism, war, and other geopolitical events, can have a dramatic adverse effect on the investments held by the Fund.

Concentration.  The Fund is subject to industry concentration risk, which is the risk that the Fund’s performance can be significantly affected by developments in the precious metals and natural resources industries.

Investments in Gold, Silver, Platinum, and Other Precious Metals.  Investment in gold, silver, platinum, and other precious metals are considered speculative.  The Fund’s investments can be significantly affected by developments in the precious metals industry and are linked to the prices of gold, silver, platinum, and other precious metals.  These prices can be influenced by a variety of global economic, financial, and political factors and may fluctuate substantially over short periods of time and be more volatile than other types of investments.  Economic, political, or other conditions affecting one or more of the major sources of gold, silver, platinum, or other precious metals could have a substantial effect on supply and demand in countries throughout the world.  Additionally, the majority of such producers are domiciled in a limited number of countries.  Moreover, under the federal tax law, the Fund may not earn more than 10% of its annual gross income from gains resulting from selling precious metals and certain other non-securities related sources.  Accordingly, the Fund may be required to hold precious metals or to sell them at a loss, or to sell securities at a gain, when for investment reasons it would not otherwise do so.

Natural Resource Companies.  Natural resource companies can be significantly affected by the supply of and demand for the produced commodities and related services, exploration and production spending and success, government regulations and taxes, international political developments, and economic conditions.  The operations and financial performance of natural resources companies may be directly affected by the prices of the produced commodities, especially those natural resources companies whose reserves of the commodities are significant assets.   The value of securities issued by natural resources companies may also be affected by changes in overall market movements, changes in interest rates, or factors affecting a particular industry or commodity, such as weather, embargoes, tariffs, policies of commodity cartels, and international economic, political, and regulatory developments.  It is possible that the performance of securities of natural resources companies may lag the performance of other industries or the broader market as a whole. The prices of natural resources company stocks may exhibit greater price volatility than other types of stocks.

Depletion and Exploration Risk.  To maintain or increase their revenue level, natural resource companies or their customers need to maintain or expand their reserves and production through exploration, development, acquisitions, or other methods.  The financial performance of natural resources companies may be adversely affected if they, or the companies to whom they provide products or services, are unable to cost-effectively expand reserves or production sufficiently to replace current depletion.

Precious Metals Mining Company Risk.  The profitability of companies involved in precious metals mining and related activities is significantly affected by changes in the market prices of precious metals.  Precious metals mining companies also face risks related to their operations that may affect overall profitability.  These risks include the uncertainty and cost of mineral exploration and acquisitions and the uncertainties and unexpected problems and delays in developing mines.  In addition, the business of precious metals mining is subject to numerous risks that could adversely impact such companies.  These risks include environmental hazards, industrial accidents, underground fires, labor disputes, unexpected geological formations, availability of appropriately skilled persons, unanticipated ground and water conditions, fall of ground accidents, legal and regulatory restrictions, and seismic activity.

Foreign Investments.  Investments in the securities of foreign issuers involve certain considerations and risks not ordinarily associated with investments in securities of domestic issuers.  Foreign companies are not generally subject to the same accounting, auditing, and financial standards and requirements as those applicable to U.S. companies.  There may be less publicly available information about a foreign company than a U.S. company.  Investments in foreign securities could expose the Fund to the direct or indirect consequences of political, social, or economic changes in the countries that issue the securities or in which the issuers are located.  With respect to certain countries, there are risks of expropriation, confiscatory taxation, political or social instability, or diplomatic developments that could affect assets of the Fund held in those foreign countries.  If the value of any foreign currency in which the Fund’s investments are denominated declines relative to the U.S. dollar, the value of the Fund’s investments is expected to decline proportionately.  In addition, a portfolio that includes foreign securities can expect to have a higher expense ratio because of the increased transaction costs on non-U.S. securities markets and the increased costs of maintaining the custody of foreign securities.

Pricing.  If market conditions make it difficult to value some investments, the Fund may value these investments using more subjective methods, such as fair value pricing.  In such cases, the value determined for an investment could be different than the value realized upon such investment’s sale.  As a result, you could pay more than the market value when buying Fund shares or receive less than the market value when selling Fund shares.

Non-Diversification.  The Fund is non-diversified, which means that it is not limited by the 1940 Act in the proportion of its assets that may be invested in the obligations of a single issuer.  As a result, the Fund may hold a smaller number of issuers than if it were diversified.  Investing in a non-diversified fund could involve more risk than investing in a fund that holds a broader range of securities because changes in the financial condition of a single issuer could cause greater fluctuation in the fund’s total returns.

Small Capitalization.  The Fund may invest in companies that are small or thinly capitalized and may have a limited operating history.  Small capitalization stocks are more vulnerable than stocks of larger companies to adverse business or economic developments.  The securities of small companies generally are less liquid.  During broad market downturns, the Fund’s NAV may fall further than those of funds investing in larger companies.  Full development of small capitalization companies takes time, and for this reason, among others, the Fund should be considered a long term investment and not a vehicle for seeking short term profit.

Medium and Large Capitalization.  Compared to smaller companies, medium and large-cap companies may be less responsive to changes and opportunities.  At times, the stocks of larger companies may lag other types of stocks in performance.  Compared to larger companies, medium companies may have a shorter history of operations, and may have limited product lines, markets or financial resources.

Leverage.  The Fund may use leverage to the extent permitted under the 1940 Act.  Leveraging (buying securities using borrowed money) exaggerates the effect on NAV of any increase or decrease in the market value of the Fund’s investments.  Money the Fund borrows for leveraging is limited to 33 1/3% of the value of its total assets.  These borrowings would be subject to interest costs that may or may not be recovered by appreciation of the securities purchased.  There can be no assurance that the Fund’s use of leverage will be successful.

Short Selling, Options, and Futures Transactions.  The Fund may engage in short selling, options, and futures transactions to increase returns.  There is a risk that these transactions may reduce returns or increase volatility.  In addition, derivatives, such as options and futures, can be illiquid and highly sensitive to changes in their underlying security, interest rate or index, and as a result can be highly volatile.  A small investment in certain derivatives could have a potentially large impact on the Fund’s performance.

Security Selection.  The securities in the Fund’s portfolio may decline in value.  The investment manager could be wrong in its analysis of industries, companies, economic trends, the relative attractiveness of different securities, or other matters.

Securities Lending.  Any decline in the value of a portfolio security that occurs while the security is out on loan is borne by the Fund, and will adversely affect performance.  Also, there may be delays in recovery of securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially while holding the security.

Fixed Income Securities.  The Fund may invest in fixed income securities that are affected by changes in interest rates.  When interest rates rise, the prices of fixed income securities typically fall in proportion to their maturities.  Fixed income securities are also subject to credit risk, i.e., the risk that an issuer of securities will be unable to pay principal and interest when due or that the value of the security will suffer because investors believe the issuer is less able to pay.  Many fixed income securities, especially those issued at high interest rates, provide that the issuer may repay them early.  If issuers exercise this right, holders of these types of callable securities may not benefit fully from the increase in value that other fixed income securities experience when rates decline.

In-Kind Redemptions.  The Fund may require redeeming shareholders to accept readily tradable gold, silver, platinum, or other precious metals bullion, coins, ETF shares, or other Fund holdings in complete or partial payment of redemptions.

		Active Trading. The Fund may trade securities actively. This strategy could increase transaction costs, reduce performance, and result in taxable distributions, which could lower a Fund’s after tax performance.
Risk Lose Money [Text]	rr_RiskLoseMoney	It is not a complete investment program and you could lose money investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification. The Fund is non-diversified, which means that it is not limited by the 1940 Act in the proportion of its assets that may be invested in the obligations of a single issuer. As a result, the Fund may hold a smaller number of issuers than if it were diversified. Investing in a non-diversified fund could involve more risk than investing in a fund that holds a broader range of securities because changes in the financial condition of a single issuer could cause greater fluctuation in the fund’s total returns.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The following table compares the Fund’s average annual returns for the 1, 5, and 10 year periods with appropriate broad based securities market indices. The Morningstar Specialty Fund-Precious Metals Average (“PMA”) is an equally weighted average of the managed precious metals funds tracked by Morningstar which reflects the market sectors in which the Fund may invest. Past performance (before and after taxes) is not predictive of future performance.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The Morningstar Specialty Fund-Precious Metals Average (“PMA”) is an equally weighted average of the managed precious metals funds tracked by Morningstar which reflects the market sectors in which the Fund may invest.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not predictive of future performance.
Bar Chart [Heading]	rr_BarChartHeading	MIDAS FUND – Year-by-year total return as of 12/31 each year (%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: 7/1/12 – 9/30/12 28.94% Worst Quarter: 7/1/08 - 9/30/08 (41.51)%
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS For the periods ended December 31, 2012
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period. A higher after tax return can occur when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. Because actual after tax returns depend on a shareholder’s tax situation, returns may vary from those shown.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	The Fund’s returns shown above include the effect of reinvesting dividends and capital gain distributions. After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period. A higher after tax return can occur when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. Because actual after tax returns depend on a shareholder’s tax situation, returns may vary from those shown. After tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts.
Midas Fund | Midas Fund
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee on shares redeemed within 30 days of purchase	rr_RedemptionFeeOverRedemption	1.00%
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	1.69%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.94%
One Year	rr_ExpenseExampleYear01	297
Three Years	rr_ExpenseExampleYear03	910
Five Years	rr_ExpenseExampleYear05	1,548
Ten Years	rr_ExpenseExampleYear10	3,261
2003	rr_AnnualReturn2003	43.79%
2004	rr_AnnualReturn2004	(2.72%)
2005	rr_AnnualReturn2005	39.72%
2006	rr_AnnualReturn2006	44.02%
2007	rr_AnnualReturn2007	31.70%
2008	rr_AnnualReturn2008	(60.89%)
2009	rr_AnnualReturn2009	83.88%
2010	rr_AnnualReturn2010	47.91%
2011	rr_AnnualReturn2011	(35.97%)
2012	rr_AnnualReturn2012	(27.45%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	28.94%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(41.51%)
1 Year	rr_AverageAnnualReturnYear01	(27.45%)
5 Years	rr_AverageAnnualReturnYear05	(13.15%)
10 Years	rr_AverageAnnualReturnYear10	6.24%
Midas Fund | Return After Taxes on Distributions | Midas Fund
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(27.45%)
5 Years	rr_AverageAnnualReturnYear05	(13.59%)
10 Years	rr_AverageAnnualReturnYear10	6.09%
Midas Fund | Return After Taxes on Distributions and Sale of Fund Shares | Midas Fund
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(17.84%)
5 Years	rr_AverageAnnualReturnYear05	(10.83%)
10 Years	rr_AverageAnnualReturnYear10	5.49%
Midas Fund | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.00%
5 Years	rr_AverageAnnualReturnYear05	1.66%
10 Years	rr_AverageAnnualReturnYear10	7.10%
Midas Fund | PMA (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(8.70%)
5 Years	rr_AverageAnnualReturnYear05	1.96%
10 Years	rr_AverageAnnualReturnYear10	12.83%

Midas Magic
MIDAS MAGIC
INVESTMENT OBJECTIVE
The Fund seeks capital appreciation.
FEES AND EXPENSES OF THE FUND
The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Midas Magic
Maximum Sales Charge (Load) Imposed on Purchases	none
Maximum Deferred Sales Charge (Load)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	none
Redemption Fee on shares redeemed within 30 days of purchase	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Midas Magic
Management Fees	0.97%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses	2.96%
Total Annual Fund Operating Expenses	4.93%

EXAMPLE:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	One Year	Three Years	Five Years	Ten Years
Midas Magic	493	1,481	2,469	4,947

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 20% of the average value of its portfolio.
INVESTMENTS, RISKS, AND PERFORMANCE Principal Investment Strategies of the Fund
In pursuit of its investment objective, the Fund may invest in any security type (i.e., common and preferred stocks, bonds, convertible securities, etc.) and in any industry sector, in domestic or foreign companies, and in companies of any size. Generally, the investment manager seeks what it believes to be quality companies with unique combinations of strength in operations, products, and finances with either growth or value characteristics. A security is typically sold when its potential to meet the Fund’s investment objective is limited or exceeded by another potential investment, when an investment in an issuer no longer appears to meet the Fund’s investment objective, or when the Fund must meet redemptions. In seeking to enhance returns, the Fund may use futures, options, and short sales and may use leverage to the extent permitted under the 1940 Act. To achieve the Fund’s objective, the investment manager may use a seasonal investing strategy to invest the Fund’s assets to gain exposure to the securities markets during periods anticipated to be favorable based on patterns of investor behavior as driven by and related to accounting periods, tax events, and other calendar related phenomena. The investment manager’s analysis also takes into consideration those periods during the year in which it anticipates that investors are more likely to invest additional money into the securities markets. These periods can be related to accounting periods and may be further refined by considerations of tax cycles, holidays, and other factors. The Fund may invest in fixed income securities of any issuer, including U.S. Government Securities, of any credit quality or maturity, although it has no current intention of investing more than 5% of its total assets in fixed income securities rated less than investment grade. The Fund may trade securities actively in pursuit of its investment objective. The Fund also may lend its portfolio securities to brokers, dealers, and other financial institutions.
Principal Risks of Investing in the Fund
An investment in the Fund is not a bank deposit.  It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.  It is not a complete investment program and you could lose money by investing in the Fund.

Market.  The market risks associated with investing in the Fund are those related to fluctuations in the value of the investments in the Fund’s portfolio.  A risk of investing in stocks is that their value will go up and down reflecting stock market movements and you could lose money.  The Fund may invest in emerging companies, such as start ups and spin offs, and special situations, which include companies undergoing unusual or possibly one time developments such as reorganizations or liquidations.  These investments may involve above average market price volatility and greater risk of loss.  Certain unanticipated events, such as natural disasters, terrorism, war, and other geopolitical events, can have a dramatic adverse effect on the investments held by the Fund.

Non-Diversification.  The Fund is non-diversified, which means that it is not limited by the 1940 Act in the proportion of its assets that may be invested in the obligations of a single issuer.  As a result, the Fund may hold a smaller number of issuers than if it were diversified.  Investing in a non-diversified fund could involve more risk than investing in a fund that holds a broader range of securities because changes in the financial condition of a single issuer could cause greater fluctuation in the fund’s total returns.  As of December 31, 2012, the Fund held approximately 22% and 19% of its net assets in Berkshire Hathaway, Inc. and Mastercard, Inc., respectively, primarily as a result of market appreciation since the time of purchase.  Thus, the volatility of the Fund’s net asset value, and its performance in general, depends disproportionately more on the performance of a single issuer than that of a more diversified fund.

Leverage.  The Fund may use leverage to the extent permitted under the 1940 Act.  Leveraging (buying securities using borrowed money) exaggerates the effect on NAV of any increase or decrease in the market value of a Fund’s investments.  Money the Fund borrows for leveraging is limited to 33 1/3% of the value of its total assets.  These borrowings would be subject to interest costs that may or may not be recovered by appreciation of the securities purchased.  There can be no assurance that the Fund’s use of leverage will be successful.

Foreign Investments.  Investments in the securities of foreign issuers involve certain considerations and risks not ordinarily associated with investments in securities of domestic issuers.  Foreign companies are not generally subject to the same accounting, auditing, and financial standards and requirements as those applicable to U.S. companies.  There may be less publicly available information about a foreign company than a U.S. company.  Investments in foreign securities could expose the Fund to the direct or indirect consequences of political, social, or economic changes in the countries that issue the securities or in which the issuers are located.  With respect to certain countries, there are risks of expropriation, confiscatory taxation, political or social instability, or diplomatic developments that could affect assets of the Fund held in those foreign countries.  If the value of any foreign currency in which the Fund’s investments are denominated declines relative to the U.S. dollar, the value of the Fund’s investments is expected to decline proportionately.  In addition, a portfolio that includes foreign securities can expect to have a higher expense ratio because of the increased transaction costs on non-U.S. securities markets and the increased costs of maintaining the custody of foreign securities.

Short Selling, Options, and Futures Transactions.  The Fund may engage in short selling, options, and futures transactions to increase returns.  There is a risk that these transactions may reduce returns or increase volatility.  In addition, derivatives, such as options and futures, can be illiquid and highly sensitive to changes in their underlying security, interest rate or index, and as a result can be highly volatile.  A small investment in certain derivatives could have a potentially large impact on the Fund’s performance.

Small Capitalization.  The Funds may invest in companies that are small or thinly capitalized and may have a limited operating history.  Small capitalization stocks are more vulnerable than stocks of larger companies to adverse business or economic developments.  The securities of small companies generally are less liquid.  During broad market downturns, the Fund’s net asset value may fall further than those of funds investing in larger companies.  Full development of small capitalization companies takes time, and for this reason, among others, the Fund should be considered a long term investment and not a vehicle for seeking short term profit.

Medium and Large Capitalization.  Compared to smaller companies, medium and large-cap companies may be less responsive to changes and opportunities.  At times, the stocks of larger companies may lag other types of stocks in performance.  Compared to larger companies, medium companies may have a shorter history of operations, and may have limited product lines, markets or financial resources.

Fixed Income Securities.  The Fund may invest in fixed income securities that are affected by changes in interest rates.  When interest rates rise, the prices of fixed income securities typically fall in proportion to their maturities.  Fixed income securities are also subject to credit risk, i.e., the risk that an issuer of securities will be unable to pay principal and interest when due or that the value of the security will suffer because investors believe the issuer is less able to pay.  Many fixed income securities, especially those issued at high interest rates, provide that the issuer may repay them early.  If issuers exercise this right, holders of these types of callable securities may not benefit fully from the increase in value that other fixed income securities experience when rates decline.

Pricing.  If market conditions make it difficult to value some investments, the Fund may value these investments using more subjective methods, such as fair value pricing.  In such cases, the value determined for an investment could be different than the value realized upon such investment’s sale.  As a result, you could pay more than the market value when buying Fund shares or receive less than the market value when selling Fund shares.

Security Selection.  The securities in the Fund’s portfolio may decline in value.  Portfolio management could be wrong in its analysis of industries, companies, economic trends, the relative attractiveness of different securities or other matters.

Securities Lending.  Any decline in the value of a portfolio security that occurs while the security is out on loan is borne by the Fund, and will adversely affect performance.  Also, there may be delays in recovery of securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially while holding the security.

Active Trading. The Fund may trade securities actively. This strategy could increase transaction costs, reduce performance, and result in taxable distributions, which could lower a Fund’s after tax performance.
Past Performance
The following bar chart provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The following table compares the Fund’s average annual returns for the 1, 5, and 10 year periods with an appropriate broad based securities market index. Past performance (before and after taxes) is not predictive of future performance.
MIDAS MAGIC – Year-by-year total return as of 12/31 each year (%)

Best Quarter: 7/1/09 - 9/30/09 23.28% Worst Quarter: 10/1/08 - 12/31/08 (32.60)%
AVERAGE ANNUAL TOTAL RETURNS For the periods ended December 31, 2012
Average Annual Total Returns	1 Year	5 Years	10 Years
Midas Magic	17.06%	(0.42%)	3.79%
Midas Magic Return After Taxes on Distributions	17.06%	(0.42%)	3.79%
Midas Magic Return After Taxes on Distributions and Sale of Fund Shares	11.09%	(0.36%)	3.30%
Midas Magic S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	16.00%	1.66%	7.10%

The Fund’s returns shown above include the effect of reinvesting dividends and capital gain distributions. After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period. A higher after tax return can occur when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. Because actual after tax returns depend on a shareholder’s tax situation, returns may vary from those shown. After tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Midas Series Trust
Prospectus Date	rr_ProspectusDate	Apr 30, 2013
Midas Magic
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	MIDAS MAGIC
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 20% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	20.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	INVESTMENTS, RISKS, AND PERFORMANCE Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	In pursuit of its investment objective, the Fund may invest in any security type (i.e., common and preferred stocks, bonds, convertible securities, etc.) and in any industry sector, in domestic or foreign companies, and in companies of any size. Generally, the investment manager seeks what it believes to be quality companies with unique combinations of strength in operations, products, and finances with either growth or value characteristics. A security is typically sold when its potential to meet the Fund’s investment objective is limited or exceeded by another potential investment, when an investment in an issuer no longer appears to meet the Fund’s investment objective, or when the Fund must meet redemptions. In seeking to enhance returns, the Fund may use futures, options, and short sales and may use leverage to the extent permitted under the 1940 Act. To achieve the Fund’s objective, the investment manager may use a seasonal investing strategy to invest the Fund’s assets to gain exposure to the securities markets during periods anticipated to be favorable based on patterns of investor behavior as driven by and related to accounting periods, tax events, and other calendar related phenomena. The investment manager’s analysis also takes into consideration those periods during the year in which it anticipates that investors are more likely to invest additional money into the securities markets. These periods can be related to accounting periods and may be further refined by considerations of tax cycles, holidays, and other factors. The Fund may invest in fixed income securities of any issuer, including U.S. Government Securities, of any credit quality or maturity, although it has no current intention of investing more than 5% of its total assets in fixed income securities rated less than investment grade. The Fund may trade securities actively in pursuit of its investment objective. The Fund also may lend its portfolio securities to brokers, dealers, and other financial institutions.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	An investment in the Fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. It is not a complete investment program and you could lose money by investing in the Fund.

Market.  The market risks associated with investing in the Fund are those related to fluctuations in the value of the investments in the Fund’s portfolio.  A risk of investing in stocks is that their value will go up and down reflecting stock market movements and you could lose money.  The Fund may invest in emerging companies, such as start ups and spin offs, and special situations, which include companies undergoing unusual or possibly one time developments such as reorganizations or liquidations.  These investments may involve above average market price volatility and greater risk of loss.  Certain unanticipated events, such as natural disasters, terrorism, war, and other geopolitical events, can have a dramatic adverse effect on the investments held by the Fund.

Non-Diversification.  The Fund is non-diversified, which means that it is not limited by the 1940 Act in the proportion of its assets that may be invested in the obligations of a single issuer.  As a result, the Fund may hold a smaller number of issuers than if it were diversified.  Investing in a non-diversified fund could involve more risk than investing in a fund that holds a broader range of securities because changes in the financial condition of a single issuer could cause greater fluctuation in the fund’s total returns.  As of December 31, 2012, the Fund held approximately 22% and 19% of its net assets in Berkshire Hathaway, Inc. and Mastercard, Inc., respectively, primarily as a result of market appreciation since the time of purchase.  Thus, the volatility of the Fund’s net asset value, and its performance in general, depends disproportionately more on the performance of a single issuer than that of a more diversified fund.

Leverage.  The Fund may use leverage to the extent permitted under the 1940 Act.  Leveraging (buying securities using borrowed money) exaggerates the effect on NAV of any increase or decrease in the market value of a Fund’s investments.  Money the Fund borrows for leveraging is limited to 33 1/3% of the value of its total assets.  These borrowings would be subject to interest costs that may or may not be recovered by appreciation of the securities purchased.  There can be no assurance that the Fund’s use of leverage will be successful.

Foreign Investments.  Investments in the securities of foreign issuers involve certain considerations and risks not ordinarily associated with investments in securities of domestic issuers.  Foreign companies are not generally subject to the same accounting, auditing, and financial standards and requirements as those applicable to U.S. companies.  There may be less publicly available information about a foreign company than a U.S. company.  Investments in foreign securities could expose the Fund to the direct or indirect consequences of political, social, or economic changes in the countries that issue the securities or in which the issuers are located.  With respect to certain countries, there are risks of expropriation, confiscatory taxation, political or social instability, or diplomatic developments that could affect assets of the Fund held in those foreign countries.  If the value of any foreign currency in which the Fund’s investments are denominated declines relative to the U.S. dollar, the value of the Fund’s investments is expected to decline proportionately.  In addition, a portfolio that includes foreign securities can expect to have a higher expense ratio because of the increased transaction costs on non-U.S. securities markets and the increased costs of maintaining the custody of foreign securities.

Short Selling, Options, and Futures Transactions.  The Fund may engage in short selling, options, and futures transactions to increase returns.  There is a risk that these transactions may reduce returns or increase volatility.  In addition, derivatives, such as options and futures, can be illiquid and highly sensitive to changes in their underlying security, interest rate or index, and as a result can be highly volatile.  A small investment in certain derivatives could have a potentially large impact on the Fund’s performance.

Small Capitalization.  The Funds may invest in companies that are small or thinly capitalized and may have a limited operating history.  Small capitalization stocks are more vulnerable than stocks of larger companies to adverse business or economic developments.  The securities of small companies generally are less liquid.  During broad market downturns, the Fund’s net asset value may fall further than those of funds investing in larger companies.  Full development of small capitalization companies takes time, and for this reason, among others, the Fund should be considered a long term investment and not a vehicle for seeking short term profit.

Medium and Large Capitalization.  Compared to smaller companies, medium and large-cap companies may be less responsive to changes and opportunities.  At times, the stocks of larger companies may lag other types of stocks in performance.  Compared to larger companies, medium companies may have a shorter history of operations, and may have limited product lines, markets or financial resources.

Fixed Income Securities.  The Fund may invest in fixed income securities that are affected by changes in interest rates.  When interest rates rise, the prices of fixed income securities typically fall in proportion to their maturities.  Fixed income securities are also subject to credit risk, i.e., the risk that an issuer of securities will be unable to pay principal and interest when due or that the value of the security will suffer because investors believe the issuer is less able to pay.  Many fixed income securities, especially those issued at high interest rates, provide that the issuer may repay them early.  If issuers exercise this right, holders of these types of callable securities may not benefit fully from the increase in value that other fixed income securities experience when rates decline.

Pricing.  If market conditions make it difficult to value some investments, the Fund may value these investments using more subjective methods, such as fair value pricing.  In such cases, the value determined for an investment could be different than the value realized upon such investment’s sale.  As a result, you could pay more than the market value when buying Fund shares or receive less than the market value when selling Fund shares.

Security Selection.  The securities in the Fund’s portfolio may decline in value.  Portfolio management could be wrong in its analysis of industries, companies, economic trends, the relative attractiveness of different securities or other matters.

Securities Lending.  Any decline in the value of a portfolio security that occurs while the security is out on loan is borne by the Fund, and will adversely affect performance.  Also, there may be delays in recovery of securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially while holding the security.

		Active Trading. The Fund may trade securities actively. This strategy could increase transaction costs, reduce performance, and result in taxable distributions, which could lower a Fund’s after tax performance.
Risk Lose Money [Text]	rr_RiskLoseMoney	It is not a complete investment program and you could lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification. The Fund is non-diversified, which means that it is not limited by the 1940 Act in the proportion of its assets that may be invested in the obligations of a single issuer. As a result, the Fund may hold a smaller number of issuers than if it were diversified. Investing in a non-diversified fund could involve more risk than investing in a fund that holds a broader range of securities because changes in the financial condition of a single issuer could cause greater fluctuation in the fund’s total returns. As of December 31, 2012, the Fund held approximately 22% and 19% of its net assets in Berkshire Hathaway, Inc. and Mastercard, Inc., respectively, primarily as a result of market appreciation since the time of purchase. Thus, the volatility of the Fund’s net asset value, and its performance in general, depends disproportionately more on the performance of a single issuer than that of a more diversified fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The following table compares the Fund’s average annual returns for the 1, 5, and 10 year periods with an appropriate broad based securities market index. Past performance (before and after taxes) is not predictive of future performance.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not predictive of future performance.
Bar Chart [Heading]	rr_BarChartHeading	MIDAS MAGIC – Year-by-year total return as of 12/31 each year (%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: 7/1/09 - 9/30/09 23.28% Worst Quarter: 10/1/08 - 12/31/08 (32.60)%
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS For the periods ended December 31, 2012
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period. A higher after tax return can occur when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. Because actual after tax returns depend on a shareholder’s tax situation, returns may vary from those shown.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	The Fund’s returns shown above include the effect of reinvesting dividends and capital gain distributions. After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period. A higher after tax return can occur when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. Because actual after tax returns depend on a shareholder’s tax situation, returns may vary from those shown. After tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts.
Midas Magic | Midas Magic
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee on shares redeemed within 30 days of purchase	rr_RedemptionFeeOverRedemption	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.97%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	2.96%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.93%
One Year	rr_ExpenseExampleYear01	493
Three Years	rr_ExpenseExampleYear03	1,481
Five Years	rr_ExpenseExampleYear05	2,469
Ten Years	rr_ExpenseExampleYear10	4,947
2003	rr_AnnualReturn2003	4.88%
2004	rr_AnnualReturn2004	10.63%
2005	rr_AnnualReturn2005	(1.20%)
2006	rr_AnnualReturn2006	13.11%
2007	rr_AnnualReturn2007	14.28%
2008	rr_AnnualReturn2008	(45.84%)
2009	rr_AnnualReturn2009	34.56%
2010	rr_AnnualReturn2010	5.67%
2011	rr_AnnualReturn2011	8.62%
2012	rr_AnnualReturn2012	17.06%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	23.28%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(32.60%)
1 Year	rr_AverageAnnualReturnYear01	17.06%
5 Years	rr_AverageAnnualReturnYear05	(0.42%)
10 Years	rr_AverageAnnualReturnYear10	3.79%
Midas Magic | Return After Taxes on Distributions | Midas Magic
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.06%
5 Years	rr_AverageAnnualReturnYear05	(0.42%)
10 Years	rr_AverageAnnualReturnYear10	3.79%
Midas Magic | Return After Taxes on Distributions and Sale of Fund Shares | Midas Magic
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.09%
5 Years	rr_AverageAnnualReturnYear05	(0.36%)
10 Years	rr_AverageAnnualReturnYear10	3.30%
Midas Magic | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.00%
5 Years	rr_AverageAnnualReturnYear05	1.66%
10 Years	rr_AverageAnnualReturnYear10	7.10%

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Midas Series Trust
Prospectus Date	rr_ProspectusDate	Apr 30, 2013
Document Creation Date	dei_DocumentCreationDate	Apr 30, 2013